Warrants and other derivative financial liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Warrants and other derivative financial liabilities
Schedule of warrants and other derivative financial liabilities

in € thousand	June 30, 2024	December 31, 2023
Reorganization Warrants	1,510	2,854
RDO & 2022 PIPE Warrants	17,980	29,590
May 2023 Warrants	118,562	170,505
2023 PIPE Warrants	464	2,064
2024 Public Offering Warrants	20,081	—
2024 PIPE Warrants[1]	39,703	—
2024 PIPE Warrants – Day one loss	(8,996)	—
May 2024 Prefunded Warrants	17,791	—
May 2024 Prefunded Warrants – Day one loss	(11,312)	—
Warrants	195,783	205,013

Schedule of movements of the warrants and other derivative financial liabilities

in € thousand	2024	2023
At January 1	205,013	26,267
Initial recognition of May 2023 Warrants	—	(82,829)
Settlement of Initial Funding Amount on May 2023 Warrants	—	91,811
Initial recognition of 2024 Public Offering Warrants	27,887	—
Initial recognition of 2024 Public Offering over-allotment option	4,617	—
Initial recognition of 2024 PIPE Warrants[1]	44,703	—
Initial recognition of 2024 PIPE Warrants – Day one loss	(8,873)
Initial recognition of May 2024 Prefunded Warrants	11,157	—
Initial recognition of May 2024 Prefunded Warrants – Day one loss	(11,157)	—
Settlement of May 2024 Prefunded Warrant Agreement proceeds	22,477	—
Foreign currency translation	6,533	(1,542)
Fair value changes to profit or loss	(106,574)	258,337
At June 30	195,783	292,044

[1]Includes 46,338,225 warrants issued in the 2024 PIPE, and 24,025,208 warrants issued attached to the May 2024 Prefunded Warrants. The warrants in both issues have identical terms and are referred to together as the “2024 PIPE Warrants”.